SHARE CAPITAL (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Share capital, shares outstanding	85,546,000	77,961,000	71,218,000
Number of common shares, value	$ 165,061	$ 151,722	$ 136,554
Stock Option [Member]
Statement [Line Items]
Weighted average exercise price, Beginning	$ 1.76	$ 1.81	$ 1.78
Expired / Cancelled	200,000	0	(10,000)
Weighted average remaining contractual life (in years), Ending	3 years 10 months 9 days
Weighted average remaining contractual life options exercisable (in years)	3 years 9 months 18 days
Weighted average remaining contractual life (in years), Granted	9 years 5 months 23 days	8 years 11 months 8 days	9 years 3 months 3 days